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ExteNet Systems, Inc. 3030 Warrenville Road Lisle, Illinois 60532

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by ExteNet Systems, Inc. (the “Company”), Barclays Capital Inc. (“Barclays”) and Deutsche Bank Securities Inc. (collectively, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of distributed network systems and the related projects in conjunction with the proposed offering of ExteNet Issuer, LLC, Secured Distributed Network Revenue Notes, Series 2019-1.

The Company is responsible for the information provided to us, including the information set forth in the Statistical Data File (as defined herein).  The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On May 24, 2019, representatives of Barclays, on behalf of the Company, provided us with (i)  a computer-generated data file and related record layout (the “Statistical Data File”) containing data, as represented to us by the Company, as the close of business April 30, 2019, with respect to 267 distributed network systems (the “DNS Networks”) and the related 684 projects (the “Projects”) and (ii) a listing that included (a) 56 DNS Networks (the “Sample Networks”), (b) the 25 Projects with the highest annual run rate revenue, as set forth on the Statistical Data File (the “Top 25 Projects”), and (c) an additional 50 Projects set forth on the Statistical Data File (the “50 Projects” and, together with the Top 25 Projects, the “Sample Projects”).

We make no representations as to the selection criteria used in determining the Sample Networks or the Sample Projects.

File Review Procedures of the Sample Networks:

At the instruction of the Company, for each of the Sample Networks, we compared the monthly operating expense (the “Network Characteristic”), as of April 30, 2019, set forth on the Statistical Data File to schedules provided to us by the Company from the Company’s accounting system (collectively, the “Accounting Schedules”).  Further, differences less than the greater of $50.00 or 2% of the monthly operating expense indicated on the Statistical Data File were deemed to be “in agreement.”

Member of Deloitte Touche Tohmatsu Limited

File Review Procedures of the Sample Projects:

At the instruction of the Company, for each of the Sample Projects, we performed certain comparisons and recomputations of the project characteristics (the “Project Characteristics”) set forth on the Statistical Data File and indicated below.

Project Characteristics
1. Tenant 2. DNS counterparty 3. Total nodes* 4. Status 5. State 6. Contract execution date 7. Monthly revenue	8. Escalator percentage 9. Project current expiration date** 10. Project final expiration date** 11. Number of remaining renewals 12. Renewal duration 13. Monthly revenue share 14. Investment grade
* For Sample Projects indicated as “outdoor” on the Statistical Data File only
** For Sample Projects with a status of “full” only (as derived from Lease Agreement).

We compared Project Characteristics 1. through 12. to the corresponding information set forth on or derived from the master lease agreement and any amendments, site lease agreement or revenue commencement notice (collectively, the “Lease Agreement”).

We compared Project Characteristic 13. to the corresponding information set forth on or derived from the Lease Agreement or the Accounting Schedules.

We compared Project Characteristic 14. to the corresponding information set forth on the “Ratings Spreadsheet.”

At your instruction, for purposes of the comparisons described above:

● with respect to our comparison of Project Characteristics 6., 9., and 10., differences of 30 days or less are deemed to be “in agreement;” and

●   with respect to our comparison of Project Characteristic 7., differences less than the greater of $50.00 or 2% of the monthly revenue indicated on the Statistical Data File were deemed to be “in agreement.”

The Lease Agreement, Accounting Schedules and Ratings Spreadsheet described above and any other related documents used in support of the Network Characteristic and the Project Characteristics were provided to us by the Company and are collectively referred to hereinafter as the “Source Documentation.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documentation.  In addition, we make no representations as to whether the Source Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Networks and Sample Projects.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Network Characteristic and the Project Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Source Documentation, except as described in Appendix A and Appendix B.  Supplemental information is contained on Appendix C and Appendix D.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the DNS Networks and the related Projects underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the DNS Networks or the related Projects or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.   We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 14, 2019

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 14, 2019.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Network Characteristic

1	Two differences in monthly operating expense.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 14, 2019.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Project Characteristic

1	Eight differences in contract execution date.
2	Two differences in monthly revenue.
3	Five differences in escalator percentage.
4	Six differences in project current expiration date.
5	Twelve differences in project final expiration date.
6	Fourteen differences in number of renewals remaining.
7	One difference in renewal duration.
8	One difference in monthly revenue share.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 14, 2019

Supplemental Information Related to the Findings Set Forth on Appendix A

Exception Description Number	Sample Network number	Network Characteristic	Network Characteristic set forth on the Statistical Data File	Network Characteristic set forth on the Accounting Schedules

1	NC-MI-SMALLCEL	Monthly operating expense	$9,874.71	$10,172.62
1	NE-NY-YONKER	Monthly operating expense	$25,342.71	$22,963.00

 Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated June 14, 2019

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Project number	Project Characteristic	Project Characteristic set forth on the Statistical Data File	Project Characteristic set forth on the Lease Agreement

1	NC-KY-937PHLU1-VZW	Contract execution date	5/4/2016	11/25/2015
1	NC-MO-STLSITES-VZW	Contract execution date	1/14/2014	4/11/2017
1	NE-NY-CRTYRDTS-VZW	Contract execution date	10/1/2013	11/26/2013
1	NE-NY-MANHATTN-SPR	Contract execution date	8/1/2009	7/12/2007
1	NE-NY-NYMHCRM1-ATT	Contract execution date	9/28/2018	6/26/2018
1	NE-RI-PRVHPD01-TMO	Contract execution date	2/5/2019	6/14/2018
1	SW-AZ-TATUMATT-ATT	Contract execution date	4/1/2010	2/28/2011
1	SW-CA-SIMIVALL-ATT	Contract execution date	10/1/2010	12/10/2010
2	NC-KY-937PHLU1-VZW	Monthly revenue	$3,200.00	$4,412.27
2	NE-MA-MILTON-SPR	Monthly revenue	$3,816.46	$4,048.88
3	NC-IA-801GRAND-VZW	Escalator percentage	0.00%	2.00%
3	NC-IL-MSICPD-ATT	Escalator percentage	3.00%	2.50%
3	NC-MO-STLSITES-VZW	Escalator percentage	2.50%	2.00%
3	NE-NY-NASSAUCO-VZW	Escalator percentage	0.00%	2.00%
3	NE-NY-NYCITYM1-SPR	Escalator percentage	0.00%	2.00%
4	NC-KY-937PHLU1-VZW	Project current expiration date	3/31/2026	8/14/2026
4	NE-MA-MILTON-SPR	Project current expiration date	8/31/2027	1/15/2022
4	NE-NY-DOWNTWN2-VZW	Project current expiration date	11/30/2025	12/31/2024
4	SC-TX-MEMVGS-VZW	Project current expiration date	3/31/2023	5/31/2023
4	SE-FL-MARLIN4C-VZW	Project current expiration date	3/31/2022	7/30/2026
4	SW-CA-HWY8435-VZW	Project current expiration date	5/31/2019	11/29/2022
5	NC-IA-801GRAND-VZW	Project final expiration date	10/31/2038	10/31/2048
5	NC-KS-VRLVLM01-VZW	Project final expiration date	12/31/2037	12/31/2047
5	NC-KY-937PHLU1-VZW	Project final expiration date	3/31/2036	8/14/2036
5	NE-MA-MILTON-SPR	Project final expiration date	8/31/2047	1/15/2037
5	NE-NY-DOWNTWN2-VZW	Project final expiration date	11/30/2035	12/31/2034
5	NE-NY-NASSAUCO-VZW	Project final expiration date	3/31/2037	3/31/2047
5	NE-RI-WAKEFLD-VZW	Project final expiration date	3/30/2036	3/30/2046
5	NW-WA-COLCTR-VZW	Project final expiration date	4/30/2038	4/30/2048
5	SC-TX-MEMVGS-VZW	Project final expiration date	3/31/2043	5/31/2038
5	SE-FL-MARLIN4C-ATT	Project final expiration date	7/31/2042	7/31/2037
5	SE-FL-MARLIN4C-VZW	Project final expiration date	3/31/2032	7/30/2036
5	SW-CA-HWY8435-VZW	Project final expiration date	5/31/2039	11/29/2042
6	NC-IA-801GRAND-VZW	Number of renewals remaining	2	4

Exception Description Number	Sample Project number	Project Characteristic	Project Characteristic set forth on the Statistical Data File	Project Characteristic set forth on the Lease Agreement

6	NC-MO-STLSITES-VZW	Number of renewals remaining	3	4
6	NE-MA-MILTON-SPR	Number of renewals remaining	4	3
6	NE-NY-NASSAUCO-VZW	Number of renewals remaining	2	4
6	NE-NY-NEWYOM1-ATT	Number of renewals remaining	2	4
6	NE-NY-NWYBRX04-ATT	Number of renewals remaining	2	4
6	NE-NY-NYBBQN1-ATT	Number of renewals remaining	2	4
6	NE-NY-NYCITYM1-SPR	Number of renewals remaining	2	4
6	NE-NY-NYMHCRM1-ATT	Number of renewals remaining	2	4
6	NE-RI-PRVHPD01-TMO	Number of renewals remaining	2	0
6	NE-RI-WAKEFLD-VZW	Number of renewals remaining	2	4
6	NW-WA-COLCTR-VZW	Number of renewals remaining	2	4
6	SC-TX-MEMVGS-VZW	Number of renewals remaining	4	3
6	SE-FL-MARLIN4C-ATT	Number of renewals remaining	3	2
7	NE-RI-PRVHPD01-TMO	Renewal duration	5	0
8	SC-TX-COTA-VZW	Monthly revenue share	$9,553.58	$10,615.08

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.